UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		November 2, 1999

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $320,296,000.



List of Other Included Managers:		None.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     5701   155400 SH       SOLE                   150000              5400
Allied Signal, Inc.            COM              019512102     5994   100000 SH       SOLE                   100000
American International Group   COM              026874107    12372   142309 SH       SOLE                   131749             10560
Automatic Data Processing      COM              053015103      741    16600 SH       SOLE                                      16600
Banc One Corporation           COM              059438101     4830   138747 SH       SOLE                   127918             10829
BankAmerica/Nationsbank        COM              06605F102     2227    39999 SH       SOLE                    39999
CBS Corporation                COM              12490K107     5198   112400 SH       SOLE                   100000             12400
CVS Corporation                COM              126650100      204     5000 SH       SOLE                                       5000
Carnival Cruise A              COM              143658102    10264   235950 SH       SOLE                   225000             10950
Chase Manhattan Corp.          COM              163722101     9505   126100 SH       SOLE                   120000              6100
Cisco Systems                  COM              17275R102      387     5650 SH       SOLE                                       5650
Clear Channel Communications   COM              184502102     6985    87450 SH       SOLE                    75000             12450
Coca-Cola Co.                  COM              191216100     5008   103800 SH       SOLE                    95000              8800
Colgate Palmolive              COM              194162103      671    14672 SH       SOLE                                      14672
Ecolab Inc.                    COM              278865100      355    10400 SH       SOLE                                      10400
Eli Lilly & Company            COM              532457108     5559    86600 SH       SOLE                    80000              6600
Emerson Electric               COM              291011104     6129    97000 SH       SOLE                    90000              7000
Everest Reinsurance            COM              74435W109     3572   150000 SH       SOLE                   150000
Federal National Mortgage Asso COM              313586109    11998   191400 SH       SOLE                   175000             16400
First Data Corporation         COM              319963104     2238    51000 SH       SOLE                    50000              1000
Freddie Mac                    COM              313400301     6549   125950 SH       SOLE                   115000             10950
General Dynamics               COM              369550108     7855   125800 SH       SOLE                   125000               800
General Electric Company       COM              369604103    18599   156870 SH       SOLE                   145000             11870
General Growth Properties      COM              370021107      255     8100 SH       SOLE                                       8100
Gillette Company               COM              375766102     7398   217990 SH       SOLE                   195000             22990
Halliburton Co.                COM              406216101     3710    90500 SH       SOLE                    90000               500
Harley Davidson                COM              412822108     3392    67750 SH       SOLE                    60000              7750
Hartford Life Inc. Class A com COM              416592103     5698   115700 SH       SOLE                   100000             15700
Home Depot, Inc.               COM              437076102      668     9736 SH       SOLE                                       9736
Honeywell, Inc.                COM              438506107     6901    62000 SH       SOLE                    60000              2000
Intel Corp.                    COM              458140100     4916    66150 SH       SOLE                    55000             11150
International Business Machine COM              459200101     7130    58925 SH       SOLE                    55000              3925
Johnson & Johnson              COM              478160104    13473   146650 SH       SOLE                   130000             16650
Lauder, Estee Cos., Inc.,A.    COM              518439104     7973   204100 SH       SOLE                   188000             16100
Lowes Companies Inc.           COM              548661107     4387    90000 SH       SOLE                    90000
Lucent Technologies, Inc.      COM              549463107      519     8000 SH       SOLE                                       8000
MCI WorldCom Inc.              COM              98155K102     9595   133500 SH       SOLE                   120000             13500
Medtronic Inc.                 COM              585055106      619    17400 SH       SOLE                                      17400
Merck & Co., Inc.              COM              589331107      324     5000 SH       SOLE                                       5000
Microsoft Corporation          COM              594918104      473     5225 SH       SOLE                                       5225
Omnicom Group                  COM              681919106    12314   155500 SH       SOLE                   140000             15500
Pepsico                        COM              713448108     4231   138722 SH       SOLE                   120000             18722
Philip Morris                  COM              718154107     6267   183300 SH       SOLE                   180000              3300
Pitney-Bowes                   COM              724479100      765    12550 SH       SOLE                                      12550
Proctor & Gamble Co.           COM              742718109    10594   113000 SH       SOLE                   100000             13000
Rite Aid Corporation           COM              767754104     2517   182250 SH       SOLE                   170850             11400
Royal Caribbean Cruise Lines   COM              V7780T103    10152   225600 SH       SOLE                   220600              5000
SBC Communications, Inc.       COM              845333103      664    13000 SH       SOLE                                      13000
Schering-Plough Corporation    COM              806605101    13916   319000 SH       SOLE                   290000             29000
Schlumberger, Ltd.             COM              806857108      271     4348 SH       SOLE                                       4348
Service Master Inc.            COM              81760N109     2401   149500 SH       SOLE                   127500             22000
Textron                        COM              883203101     3869    50000 SH       SOLE                    50000
Tyco Intl., Ltd.               COM              902120104    12850   124460 SH       SOLE                   109560             14900
United Rentals Inc.            COM              911363109     2969   136500 SH       SOLE                   125300             11200
Vodafone Airtouch SPADR        COM              92857T107      357     1500 SH       SOLE                                       1500
Warner Lambert Company         COM              934488107    14370   216500 SH       SOLE                   205000             11500
Wells Fargo & Company          COM              949740104     4383   110600 SH       SOLE                   100000             10600
XL Capital Ltd Class A         COM              301616108     7032   156277 SH       SOLE                   152177              4100